Related party transactions - Service agreements, lease agreements and products - General (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010
VFMCRP
Disclosure of transactions between related parties [line items]
Ownership in joint venture (as a percent)				45.00%
Purchases of goods, related party transactions	€ 2,206,742,000
Service Agreements
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	126,046,000	€ 103,195,000	€ 94,303,000
Fresenius SE (largest shareholder)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in reporting entity (as a percent)		30.75%
Minimum operating lease payments recognised as expense	40,316,000	€ 53,374,000
Fresenius SE (largest shareholder) | Service Agreements
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	€ 24,456,000	21,704,000	20,220,000
Fresenius SE Companies | Minimum
Disclosure of transactions between related parties [line items]
Term of related party agreement	1 year
Fresenius SE Companies | Maximum
Disclosure of transactions between related parties [line items]
Term of related party agreement	5 years
Fresenius SE Companies | Infusion Bags Manufacturing Agreement [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	€ 4,497,000
Affiliates of Fresenius SE
Disclosure of transactions between related parties [line items]
Minimum operating lease payments recognised as expense	107,797,000	118,962,000
Affiliates of Fresenius SE | Service Agreements
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	€ 101,590,000	€ 81,491,000	€ 74,083,000